FRANKLIN SMALL CAP FUND
             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED FEBRUARY 15, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2002

The prospectus is amended by replacing the MANAGEMENT section (page FS-4) with the following:

[Insert graphic of briefcase]
MANAGEMENT

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo CA 94403-1906, is the Fund's investment manager.

MANAGEMENT TEAM The team responsible for managing the Fund is:

EDWARD B. JAMIESON EXECUTIVE VICE PRESIDENT, ADVISERS

Mr. Jamieson has been a manager of the Fund since its inception in 1995, and has been with Franklin Templeton Investments since 1987.

CHRISTOPHER GRISANTI, CFA PORTFOLIO MANAGER, ADVISERS

Mr.Grisanti has been a manager of the Fund since [January 2003], Before joining Franklin Templeton Investments in 1998, he was an analyst in the Securitizations Group at Duck Ventures, Inc.

MICHAEL MCCARTHY SENIOR VICE PRESIDENT, ADVISERS

Mr. McCarthy has been a manager of the Fund since its inception in 1995, and has been with Franklin Templeton Investments since 1992.

AIDAN O'CONNELL VICE PRESIDENT, ADVISERS

Mr. O'Connell has been a manager of the Fund since September 1998. Before joining Franklin Templeton Investments in 1998, Mr. O'Connell was a research analyst and a corporate financial analyst at Hambrecht & Quist.

AVINASH SATWALEKAR PORTFOLIO MANAGER, ADVISERS

Mr. Satwalekar has been a manager of the Fund since 2002, and has been with Franklin Templeton Investments since 1996.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.53% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.45% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.
                                                                     FSC P 0203




                     TEMPLETON GLOBAL ASSET ALLOCATION FUND
              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED FEBRUARY 15, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2002

The prospectus is amended by replacing the MANAGEMENT section (page TGA-5) with the following:

[Insert graphic of briefcase]
MANAGEMENT

Templeton Investment Counsel, LLC (TIC), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund's investment manager.

Under an agreement with TIC, Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's sub-advisor. A team from Advisers provides TIC with investment management advice and assistance with respect to the Fund's investments in debt securities.

MANAGEMENT TEAM The team responsible for managing the equity portion of the Fund is:

PETER A. NORI, CFA EXECUTIVE VICE PRESIDENT, TIC

Mr. Nori has managed the equity portion of the Fund since 1996, and has been with Franklin Templeton Investments since 1987.

TUCKER SCOTT, CFA SENIOR VICE PRESIDENT, TIC

Mr. Scott has managed the equity portion of the Fund since 1998, and has been with Franklin Templeton Investments since 1996.

The Fund pays TIC a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the Fund paid 0.61% of its average daily net assets to TIC for its services.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     TGA P 0203